INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME AND SOCIAL CONTRIBUTION TAXES
Applicable tax rate	25.00%	25.00%	25.00%
Social contribution tax	9.00%	9.00%	9.00%
Tax rates for foreign subsidiaries mainly in financial activities	0.00%	0.00%	0.00%
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 2,157,431	R$ (43,276)	R$ (2,581,615)
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (733,527)	R$ 14,714	R$ 877,749
Tax adjustment with respect to:
Difference in tax rates in foreign companies	663,116	(183,787)	(1,162,174)
Equity in earnings of unconsolidated companies	3,448	(11,763)	(4,342)
Interest on equity	128,418	113	(162)
Tax credits and incentives	9,531	23,185	18,494
Recognition of previously unrecognized tax losses	47,545		(40,279)
Capital Gain		(98,290)
Other permanent differences, net	50,420	(39,563)	6,400
Income and social contribution taxes	168,951	(295,391)	(304,314)
Current	(629,209)	(313,758)	(110,511)
Deferred	R$ 798,160	R$ 18,367	R$ (193,803)
Minimum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	22.60%	22.60%	22.60%
Maximum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	34.00%	34.00%	34.00%